Income Tax - Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax benefit (expense) computed at statutory rate	$ (584)	$ (316)	$ (297)
Non-deductible and non-taxable permanent differences, net	4	(1)	4
Valuation allowance adjustments	(2)	11	2
Effect on deferred taxes of changes in enacted tax rates	6	(5)	14
Current year credits	39	40	50
Other tax and credits	(22)	(40)	(51)
Benefits from tax holidays	49	37	129
Net impact of changes to uncertain tax positions	(8)	(1)	(5)
Earnings of subsidiaries taxed at different rates	187	116	(2)
Income tax expense	$ (331)	$ (159)	$ (156)